Unrecognized tax benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits	$ 7.4	$ 3.6	$ 2.7
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	4.3	0.9
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	0	0
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	(0.5)	0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 6.9